CECL (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,431	SFr 1,049		SFr 1,049
Allowance for loan losses, Beginning Balance		946	SFr 966	946	SFr 902
Current-period provision for expected credit losses	280	436		716
of which provisions for interest	16	9		25
Net movements recognized in statements of operations			15		90
Gross write-offs	(36)	(47)	(112)	(83)	(141)
Recoveries	3	4	12	7	15
Net write-offs	(33)	(43)		(76)
Net write-offs, loans			(100)		(126)
Provisions for interest			10		21
Foreign currency translation impact and other adjustments, net	(9)	(11)		(20)
Foreign currency translation impact and other adjustments, loans, net			(9)		(5)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,669	1,431		1,669
Allowance for loan losses, Ending Balance			882		882
of which individually evaluated for impairment	899	777	576	899	576
of which collectively evaluated for impairment	770	654	306	770	306
Loans held at amortized cost
Purchases	664	685	472	1,349	977
Reclassifications from loans held-for-sale	4	0	10	4	11
Reclassifications to loans held-for-sale	528	460	555	988	1,748
Sales	558	422	491	980	1,606
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		103
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,082	808		808
Allowance for loan losses, Beginning Balance			785		715
Current-period provision for expected credit losses	218	315		533
of which provisions for interest	0	4		4
Net movements recognized in statements of operations			5		68
Gross write-offs	(24)	(35)	(87)	(59)	(93)
Recoveries	1	1	10	2	12
Net write-offs	(23)	(34)		(57)
Net write-offs, loans			(77)		(81)
Provisions for interest			7		16
Foreign currency translation impact and other adjustments, net	(7)	(7)		(14)
Foreign currency translation impact and other adjustments, loans, net			(9)		(7)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,270	1,082		1,270
Allowance for loan losses, Ending Balance			711		711
of which individually evaluated for impairment	586	540	446	586	446
of which collectively evaluated for impairment	684	542	265	684	265
Loans held at amortized cost
Purchases	643	685	472	1,328	977
Reclassifications from loans held-for-sale	4	0	10	4	11
Reclassifications to loans held-for-sale	528	460	555	988	1,748
Sales	558	422	491	980	1,606
Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		48
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	349	241		241
Allowance for loan losses, Beginning Balance			181		187
Current-period provision for expected credit losses	62	121		183
of which provisions for interest	16	5		21
Net movements recognized in statements of operations			10		22
Gross write-offs	(12)	(12)	(25)	(24)	(48)
Recoveries	2	3	2	5	3
Net write-offs	(10)	(9)		(19)
Net write-offs, loans			(23)		(45)
Provisions for interest			3		5
Foreign currency translation impact and other adjustments, net	(2)	(4)		(6)
Foreign currency translation impact and other adjustments, loans, net			0		2
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	399	349		399
Allowance for loan losses, Ending Balance			171		171
of which individually evaluated for impairment	313	237	130	313	130
of which collectively evaluated for impairment	86	112	41	86	41
Loans held at amortized cost
Purchases	21	0	0	21	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0
Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		55
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		1,048		1,048
Allowance for loan losses, Beginning Balance		945		945	901
Current-period provision for expected credit losses				716
of which provisions for interest				25
Net movements recognized in statements of operations					90
Gross write-offs				(83)	(141)
Recoveries				7	15
Net write-offs				76
Net write-offs, loans					(126)
Provisions for interest					21
Foreign currency translation impact and other adjustments, net				(20)
Foreign currency translation impact and other adjustments, loans, net					(5)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,668			1,668
Allowance for loan losses, Ending Balance			881		881
of which individually evaluated for impairment	898		575	898	575
of which collectively evaluated for impairment	770		306	770	306
Loans held at amortized cost
Purchases				1,349	977
Reclassifications from loans held-for-sale				4	11
Reclassifications to loans held-for-sale				988	1,748
Sales				980	1,606
Bank | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		103
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		807		807
Allowance for loan losses, Beginning Balance					714
Current-period provision for expected credit losses				533
of which provisions for interest				4
Net movements recognized in statements of operations					68
Gross write-offs				(59)	(93)
Recoveries				2	12
Net write-offs				57
Net write-offs, loans					(81)
Provisions for interest					16
Foreign currency translation impact and other adjustments, net				(14)
Foreign currency translation impact and other adjustments, loans, net					(7)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,269			1,269
Allowance for loan losses, Ending Balance			710		710
of which individually evaluated for impairment	585		445	585	445
of which collectively evaluated for impairment	684		265	684	265
Loans held at amortized cost
Purchases				1,328	977
Reclassifications from loans held-for-sale				4	11
Reclassifications to loans held-for-sale				988	1,748
Sales				980	1,606
Bank | Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		48
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		241		241
Allowance for loan losses, Beginning Balance					187
Current-period provision for expected credit losses				183
of which provisions for interest				21
Net movements recognized in statements of operations					22
Gross write-offs				(24)	(48)
Recoveries				5	3
Net write-offs				19
Net write-offs, loans					(45)
Provisions for interest					5
Foreign currency translation impact and other adjustments, net				(6)
Foreign currency translation impact and other adjustments, loans, net					2
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	399			399
Allowance for loan losses, Ending Balance			171		171
of which individually evaluated for impairment	313		130	313	130
of which collectively evaluated for impairment	SFr 86		SFr 41	86	41
Loans held at amortized cost
Purchases				21	0
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				0	0
Sales				SFr 0	SFr 0
Bank | Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		SFr 55